Financial Instruments And Risk Management - Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Financial Liabilities Offsetting
Gross Liabilities	$ (1,539)	$ (1,231)
Gross Assets Offset	1,384	1,052
Net Amounts Presented	(155)	(179)
Accounts Payable
Financial Liabilities Offsetting
Gross Liabilities	(1,798)	(2,270)
Gross Assets Offset	882	1,252
Net Amounts Presented	(916)	(1,018)
Financial liabilities
Financial Liabilities Offsetting
Gross Liabilities	(3,337)	(3,501)
Gross Assets Offset	2,266	2,304
Net Amounts Presented	$ (1,071)	$ (1,197)